Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Fair Value Measurement
19.	Fair Value Measurement

The Group’s financial instruments consist primarily of cash and cash equivalents, time deposits, restricted cash, short-term investments, accounts receivable, deposits (included in “Prepayments and other current assets”), amounts due from related parties, long-term bank deposits, loans to staff (included in the “Other non-current assets, net”), accounts payable, other payables (included in “Accrued expenses and other current liabilities”) and amounts due to related parties.

Recurring

The following tables set forth, by level within the fair value hierarchy, financial assets measured at fair value as of December 31, 2024 and 2025. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	336,217	—	336,217
Total	—	336,217	—	336,217

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	2,829,462	—	2,829,462
Total	—	2,829,462	—	2,829,462

The Group’s other financial instruments, including cash and cash equivalents, restricted cash, time deposits, accounts receivable, deposits (included in “Prepayments and other current assets”), amounts due from related parties, accounts payable and other payables (included in “Accrued expenses and other current liabilities”) are not measured at fair value in the consolidated balance sheets. Their carrying values approximated fair value due to their short-term maturity. Loans to staff (included in “Other non-current assets, net”) are measured at amortized cost. Their fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates close to market interest rate and hence their carrying values approximated fair value.

Non-recurring

As of December 31, 2024 and 2025, the Group had no financial assets or financial liabilities that are measured at fair value at non-recurring basis. The Group’s non-financial assets, such as intangible assets, property and equipment, would be measured at fair value on non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.